Main Events - Schedule of Consideration (Details) R$ in Thousands	12 Months Ended
Aug. 06, 2024 BRL (R$)
Schedule of Consideration [Abstract]
Total consideration	R$ 6,157
Net assets acquired at fair value	(6,505)
Gain from bargain purchase	R$ (348)